Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 36-4007085 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

NOTE 1 - DESCRIPTION OF PLAN

The following brief description of the Hub Group Employee Profit Sharing and Trust Plan (“the Plan”) is provided for general information purposes only. Participants should refer to the Plan document for more complete information.

General: The Plan is a defined contribution plan established by Hub Group, Inc. (the “Company”) covering substantially all full-time and part-time employees. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions: Each year, participants may contribute up to 60% of pretax annual compensation, as defined in the Plan subject to certain limitations under the Internal Revenue Code (“IRC”). In addition, participants may elect to designate a portion or all of their contributions as Roth 401(k) contributions. As of May 1, 2024, participants may also elect to contribute to the after-tax source, subject to certain IRC limits. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans. Participants who are age fifty and over may also contribute catch up contributions as allowed under the IRC.

A one-year (with at least 1,000 hours of service) waiting period is required for employer contributions, with the stipulation that the employee must be on the payroll at December 31 of each year.

For the plan year ended December 31, 2025, the Company provided matching contributions equal to 50% of each participant’s pretax and/or Roth contributions up to a maximum of 3% of each participant’s qualified earnings or $10,500, whichever was less.

For the plan year ended December 31, 2024, the Company provided matching contributions equal to 50% of each participant’s pretax and/or Roth contributions up to a maximum of 3% of each participant’s qualified earnings or $10,350, whichever was less.

Catch up contributions are not eligible to be matched. The Company may also make an annual discretionary profit-sharing contribution in an amount determined by the Board of Trustees. This contribution is allocated to eligible participants at the end of the Plan year based on the ratio of a participant’s compensation to the total compensation of all participants for the Plan year. No discretionary profit-sharing contributions were made in 2025 and 2024.

Participant Accounts: Individual accounts are maintained for each of the Plan’s participants to reflect the participant’s contributions and related Company matching contributions, Company discretionary profit-sharing contributions, as well as the participant’s share of the Plan’s income and any related administrative expenses and his or her withdrawals.

Automatic Enrollment: The Plan includes a qualified automatic contribution arrangement, pursuant to which all newly eligible employees are enrolled automatically with a 6% tax-deferred contribution rate, unless the employee elects otherwise. These contributions are invested in the Plan’s default investment option. Employees may opt out of the automatic enrollment, stop contributions, modify their contribution rate, or change investment elections at any time.

Vesting: Participants are immediately vested in their contributions and employer contributions plus earnings thereon. Any forfeitures that arise, primarily from return of excess employer contributions, are used to pay plan expenses or to reduce the employer matching contribution. As of December 31, 2025 and 2024, $44,189 and $31,310 forfeitures were available to pay expenses or offset future employer contributions, respectively.

Payment of Benefits: On termination of service due to death, disability, retirement or termination of service due to other reasons, a participant, or designated beneficiary, may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in his or her account or installment payments. The plan uses an automated small balance distribution process for balances belonging to terminated participants. Fidelity, the plan recordkeeper, manages this process on an annual basis, subject to the limits in the plan document. A participant may also elect to withdraw his or her rollover contributions. Active participants may also take distributions from the plan upon attainment of the age of 59 1/2.

Hardship Withdrawals: Subject to approval by Fidelity Investments Institutional Operations Company, Inc. (the “Recordkeeper”), participants may withdraw their employee pretax contributions, to satisfy immediate and heavy financial needs, as determined by the Plan agreement.

Investment Options: Participants direct the investment of their contributions and Company contributions into various investment options including Company common stock, certain mutual fund investments, a stable value fund, certain collective investment trusts and a self-directed brokerage account option offered by the Plan. The self-directed brokerage account includes certificates of deposit, common stock and mutual funds. Participants are able to change their investment elections on a daily basis.

Notes Receivable from Participants: Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of $50,000 or 50% of their vested account balance, whichever is less. The loans are secured by the balance in the participant’s account and bear interest at rates which are commensurate with local prevailing rates. Principal and interest were paid ratably through payroll deductions over periods ranging up to 120 months (i.e., mortgage) until April 30, 2024. Effective May 1, 2024, loans were transferred to electronic loan repayments that require participants to setup loans directly with Fidelity by means of an ACH debit from a personal bank account.